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                                                  File Nos. 333-63692, 811-5626
                                                  Filed Under Rule 497(e)


ING  VARIABLE  ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                        PROFILE AND PROSPECTUS SUPPLEMENT

                             DATED FEBRUARY 6, 2002



                    SUPPLEMENT TO THE PROFILE AND PROSPECTUS
                             DATED OCTOBER 31, 2001
                                       FOR
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT

                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   (THE "SMARTDESIGN ADVANTAGE PROSPECTUS")

                            -------------------------

You should keep this supplement with your Profile and Prospectus.



     A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The Fixed Interest Division is part of the Golden American General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940. Interests in the Fixed Interest Division are offered through an Offering Brochure, dated May 1, 1999. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. When reading through the SmartDesign Advantage Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply. You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

ING VARIABLE ANNUITIES

GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

121905                                                                    2/6/02



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